Restatement of Financial Statements - Restatement of Income Statement (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Restatement [Line Items]
Loss from operations			$ (1,104,601)
Change in fair value of derivative warrant liabilities	$ 41,818,550		(61,680,150)
Financing costs			(1,289,200)
Unrealized gain on investments held in Trust Account	79,847		171,366
Total other (expense) income			(62,797,984)
Net Income (loss)	$ 40,606,478		$ (63,902,585)
Class A Ordinary Shares
Restatement [Line Items]
Basic and diluted weighted average shares outstanding	69,000,000		69,000,000
Basic and diluted net loss per ordinary share	$ 0
Class B Ordinary Shares
Restatement [Line Items]
Basic and diluted weighted average shares outstanding	17,250,000		17,250,000
Basic and diluted net loss per ordinary share	$ 2.35		$ (3.70)
As Previously Reported
Restatement [Line Items]
Loss from operations		$ (164,056)	$ (1,104,601)
Unrealized gain on investments held in Trust Account		(42,794)	171,366
Total other (expense) income		(42,794)	171,366
Net Income (loss)		$ (206,850)	$ (933,235)
As Previously Reported | Class A Ordinary Shares
Restatement [Line Items]
Basic and diluted weighted average shares outstanding		69,000,000	69,000,000
Basic and diluted net loss per ordinary share		$ 0.00	$ 0.00
As Previously Reported | Class B Ordinary Shares
Restatement [Line Items]
Basic and diluted weighted average shares outstanding		17,250,000	17,250,000
Basic and diluted net loss per ordinary share			$ (0.05)
Restatement Adjustment
Restatement [Line Items]
Change in fair value of derivative warrant liabilities			$ (61,680,150)
Financing costs			(1,289,200)
Total other (expense) income			(62,969,350)
Net Income (loss)			$ (62,969,350)
Restatement Adjustment | Class B Ordinary Shares
Restatement [Line Items]
Basic and diluted net loss per ordinary share			$ (3.65)